Note 10 - Lease - Future Minimum Lease Payments Under Operating Lease (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Year ending December 31, 2019	$ 792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total	$ 3,958